Fair Value Of Assets And Liabilities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) number	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Fair Value Of Assets And Liabilities [Abstract]
Gain/(loss) on instrument specific credit risk | $	$ 400,000	$ 2,800,000	$ (1,500,000)
Number of levels assets and liabilities are grouped in | number	3